Schedule of disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue from program fees	$ 929,319	$ 937,415	$ 2,050,044
Contractual payments to gyms	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	392,307	363,390	834,853
One major product [Member]
IfrsStatementLineItems [Line Items]
Revenue from program fees	929,319	937,415	2,050,044
Contractual payments to gyms	(537,012)	(574,025)	(1,215,191)
Net Revenue from program fees	$ 392,307	$ 363,390	$ 834,853